CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 8,780	$ 28,466	$ 33,751
Change in unrealized gains (losses) on marketable securities available-for-sale, net of tax:
Gain (loss) on marketable securities recognized in other comprehensive income	2,859	(5,434)	(1,395)
Loss on marketable securities recognized in income	(213)
Other comprehensive income (loss) related to unrealized gains (losses) on marketable securities available-for-sale	2,646	(5,434)	(1,395)
Change in unrealized gains (losses) on cash flow hedges, net of tax:
Gain (loss) on derivative instruments recognized in other comprehensive income,	(2,165)	(8,979)	1,538
Gain (loss) on derivative instruments recognized in income	6,567	3,683	(2,138)
Other comprehensive income (loss), related to unrealized gains (losses) on cash flow hedges, net of tax	4,402	(5,296)	(600)
Other comprehensive income (loss), net of tax	7,048	(10,730)	(1,995)
Total comprehensive income	$ 15,828	$ 17,736	$ 31,756